Annual Total Returns - Voya Global Bond Fund (Class A C I P R R6 T and W Shares) [BarChart] - Class A C I P R R6 T and W Shares - Voya Global Bond Fund - Class A	Feb. 28, 2021
Bar Chart Table:
2011	3.39%
2012	7.27%
2013	(3.24%)
2014	0.07%
2015	(4.51%)
2016	4.87%
2017	9.28%
2018	(2.05%)
2019	7.29%
2020	9.79%